Significant Accounting Policies - Summary of Change in Fair Value (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Fair value at the end of the reporting period	€ 139,834	€ 139,711
Change in fair value during the reporting period	(4,525)
Solely payments of principal and interest [member] | Share [member]
Disclosure of financial assets [line items]
Fair value at the end of the reporting period	68
Change in fair value during the reporting period	(2)
Solely payments of principal and interest [member] | Debt securities [member]
Disclosure of financial assets [line items]
Fair value at the end of the reporting period	76,283
Change in fair value during the reporting period	(2,997)
Solely payments of principal and interest [member] | Money Markets and other short-term investment [member]
Disclosure of financial assets [line items]
Fair value at the end of the reporting period	3,126
Solely payments of principal and interest [member] | Mortgage loans - carried at amortized cost [member]
Disclosure of financial assets [line items]
Fair value at the end of the reporting period	39,758
Change in fair value during the reporting period	(1,213)
Solely payments of principal and interest [member] | Private loans - held at amortized cost [member]
Disclosure of financial assets [line items]
Fair value at the end of the reporting period	4,452
Change in fair value during the reporting period	(63)
Solely payments of principal and interest [member] | Deposits with financial institutions [member]
Disclosure of financial assets [line items]
Fair value at the end of the reporting period	141
Solely payments of principal and interest [member] | Other financial asset [member]
Disclosure of financial assets [line items]
Fair value at the end of the reporting period	111
Financial assets other than SPPI [member] | Share [member]
Disclosure of financial assets [line items]
Fair value at the end of the reporting period	2,092
Change in fair value during the reporting period	87
Financial assets other than SPPI [member] | Debt securities [member]
Disclosure of financial assets [line items]
Fair value at the end of the reporting period	4,970
Change in fair value during the reporting period	(123)
Financial assets other than SPPI [member] | Money Markets and other short-term investment [member]
Disclosure of financial assets [line items]
Fair value at the end of the reporting period	3,181
Financial assets other than SPPI [member] | Private loans - held at amortized cost [member]
Disclosure of financial assets [line items]
Fair value at the end of the reporting period	42
Change in fair value during the reporting period	(5)
Financial assets other than SPPI [member] | Policy loans [member]
Disclosure of financial assets [line items]
Fair value at the end of the reporting period	1,973
Financial assets other than SPPI [member] | Other financial asset [member]
Disclosure of financial assets [line items]
Fair value at the end of the reporting period	3,637
Change in fair value during the reporting period	€ (210)